Segment Information	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Segment Information [Abstract]
SEGMENT INFORMATION

Note 13 — SEGMENT INFORMATION

ASC Topic 280: Segment Reporting establishes standards for companies to report in their financial statement information about operating segments, products, services, geographic areas, and major customers. Operating segments are defined as components of an enterprise for which separate financial information is available that is regularly evaluated by the Company’s chief operating decision maker, or group, in deciding how to allocate resources and assess performance. Accordingly, management has determined that the Company only has one operating segment and the accounting policies applied to the operating segment are the same as those described in Note 3 – Summary of Significant Accounting Policies.

The Company’s chief operating decision maker (“CODM”) has been identified as the senior executive committee that includes the Chief Executive Officer and Chief Financial Officer. They review the operating results for the Company as a whole to make decisions about allocating resources and assessing financial performance. The measure of segment performance is based on consolidated net income as reported on the condensed consolidated statement of operations. The measure of segment assets is reported on the condensed consolidated balance sheets as total assets.

The following table reconciles segment profit or loss to consolidated net income on the condensed consolidated statements of operations:

	Three Months Ended March 31,
	2025	2024
Interest income	$243,024	$26,146
Gain on contribution to AirJoule, LLC	—	333,500,000
Net change in fair value of liabilities	18,412,106	(9,828,000)
Other income	1,348	—
Less:
General and administrative	2,786,484	813,239
Research and development	387,919	846,157
Transaction costs incurred in connection with business combination	—	54,693,103
Income tax expense (benefit)	(1,642,658)	85,725,163
Other segment items (1)	2,246,075	65,192
Segment net income	14,878,658	181,555,292
Reconciliation of profit or loss
Adjustments and reconciling items	—	—
Consolidated net income	$14,878,658	$181,555,292

(1)	Other segment items included in segment net income include sales and marketing, depreciation and amortization expense and equity loss from investment in AirJoule, LLC

The following table reconciles segment assets to consolidated assets on the condensed consolidated balance sheets:

	March 31,	December 31,
	2025	2024
Investment in AirJoule, LLC	$340,948,355	$338,178,633
Other segment assets (1)	24,657,567	31,673,487
Segment assets	365,605,922	369,852,120
Adjustments and reconciling items	—	—
Consolidated assets	$365,605,922	$369,852,120

(1)	Other segment assets included cash, cash equivalents and restricted cash, due from related party, prepaid expenses, operating lease right-of-use asset, and property and equipment, net

The CODM uses net income to monitor budget versus actual results, assess performance and how to allocate resources. The key measures of segment profit or loss reviewed by our CODM are general and administrative expenses, research and development expenses and interest earned on the Company’s interest-bearing accounts. General and administrative and research and development expenses are reviewed and monitored by the CODM to manage and forecast cash to ensure enough capital is available to meet current and future needs, which include working capital requirements, capital expenditures and other general corporate services. Primary working capital requirements are for project execution and development of the Company’s technology which includes purchases of materials, services, payroll and development of market and strategic relationships with other businesses and customers. The CODM reviews interest earned to measure cash inflow and determine the most effective strategy of investment with the interest-bearing accounts while maintaining compliance with the Company’s investment policy. Additionally, the CODM reviews the Company’s investment in AirJoule, LLC for material changes including potential impairment resulting from events or changes in circumstances indicating that a decline in value has occurred that is other than temporary.

Note 15 — SEGMENT INFORMATION

ASC Topic 280: Segment Reporting establishes standards for companies to report in their financial statement information about operating segments, products, services, geographic areas, and major customers. Operating segments are defined as components of an enterprise for which separate financial information is available that is regularly evaluated by the Company’s chief operating decision maker, or group, in deciding how to allocate resources and assess performance. Accordingly, management has determined that the Company only has one operating segment and the accounting policies applied to the operating segment are the same as those described in Note 3 — Summary of Significant Accounting Policies.

The Company’s chief operating decision maker (“CODM”) has been identified as the senior executive committee that includes the Chief Executive Officer and Chief Financial Officer. They review the operating results for the Company as a whole to make decisions about allocating resources and assessing financial performance. The measure of segment performance is based on consolidated net income (loss) as reported on the statement of operations. The measure of segment assets is reported on the consolidated balance sheet as total assets.

The following table reconciles segment profit or loss to consolidated net income (loss) on the consolidated statements of operations:

	Year Ended December 31,
	2024	2023
Interest income	$932,371	$11,541
Gain on contribution to AirJoule, LLC	333,500,000	—
Net change in fair value of liabilities	31,536,000	—
Other income	2,217,690	—
Less:
General and administrative	9,042,150	7,540,702
Research and development	2,020,388	3,305,612
Transaction costs incurred in connection with business combination	54,693,103	—
Income tax expense	81,256,047	—
Other segment items(1)	5,478,811	544,343
Segment net income (loss)	215,695,562	(11,379,116)
Reconciliation of profit or loss
Adjustments and reconciling items	—	—
Consolidated net income (loss)	$215,695,562	$(11,379,116)
(1)	Other segment items included in segment net income (loss) include sales and marketing, depreciation and amortization expense and equity loss from investment in AirJoule, LLC

The following table reconciles segment assets to consolidated assets on the consolidated balance sheets:

	December 31,
	2024	2023
Investment in AirJoule, LLC	$338,178,633	$—
Other segment assets(1)	31,673,487	556,135
Segment assets	369,852,120	556,135
Adjustments and reconciling items	—	—
Total assets	$369,852,120	$556,135
(1)	Other segment assets included cash, cash equivalents and restricted cash, due from related party, prepaid expenses, operating lease right-of-use asset, and property and equipment, net

The CODM uses net income (loss) to monitor budget versus actual results, assess performance and how to allocate resources. The key measures of segment profit or loss reviewed by our CODM are general and administrative expenses, research and development expenses and interest earned on the Company’s interest-bearing accounts. General and administrative and research and development expenses are reviewed and monitored by the CODM to manage and forecast cash to ensure enough capital is available to meet current and future needs, which include working capital requirements, capital expenditures and other general corporate services. Primary working capital requirements are for project execution and development of the Company’s technology which includes purchases of materials, services, payroll and development of market and strategic relationships with other businesses and customers. The CODM reviews interest earned to measure cash inflow and determine the most effective strategy of investment with the interest-bearing accounts while maintaining compliance with the Company’s investment policy. Additionally, the CODM reviews the company’s investment in AirJoule, LLC for material changes including potential impairment resulting from events or changes in circumstances indicating that a decline in value has occurred that is other than temporary.